3. Loans (Details 4) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Mortgage loans held for sale	$ 9,139	$ 4,417
Impaired loans	20,369	20,347
Other real estate	128	0
Level 1
Mortgage loans held for sale	0	0
Impaired loans	0	0
Other real estate	0	0
Level 2
Mortgage loans held for sale	0	0
Impaired loans	0	0
Other real estate	0	0
Level 3
Mortgage loans held for sale	9,139	4,417
Impaired loans	20,369	20,347
Other real estate	$ 128	$ 0